Supplement Dated June 6, 2018
To The Prospectus Dated April 30, 2018

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

All changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" for the JNL/PPM America Long Short Credit Fund under "Portfolio Management," please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Anthony Balestrieri	April 2013	Executive Vice President, Chief Investment Officer-Total Return and Portfolio Manager, PPM
Michael T. Kennedy, CFA	April 2013	Senior Managing Director and Portfolio Manager, PPM
Adam Spielman	June 2018	Senior Managing Director and Portfolio Manager, PPM
Scott Richards, CFA	April 2018	Senior Managing Director and Portfolio Manager, PPM
Mark Redfearn, CFA	April 2018	Senior Managing Director and Portfolio Manager, PPM

In the section entitled, "Additional Information About the Funds," for the JNL/PPM America Long Short Credit Fund under "The Sub-Adviser and Portfolio Management," after the sixth paragraph please add the following:

Adam Spielman is a senior managing director and the head of leveraged credit, total return at PPM.  He oversees PPM's bank loan and high yield teams.  Prior to his current role, he was the Head of Fixed Income research and managed a team of over 30 individuals focused on corporate credit and structured security analysis. Prior to joining PPM in 2001, Adam worked in the investment group at a Chicago-based software company. Previously, he spent close to three years as an investment banker with Lehman Brothers in New York and Chicago. He started his career at Peterson Consulting in Chicago. Adam earned an MBA from the University of Chicago Booth of School of Business and a Bachelor's degree in Economics from Indiana University.

This supplement is dated June 6, 2018.

Supplement Dated June 6, 2018
To The Statement of Additional Information
 Dated April 30, 2018

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

All changes are effective immediately.

Please delete all references to Steven J. Fredricks.

Please delete all references to Karen J. Huizenga.

On page 83, in the in the section "VI. Trustees and Officers of the Trust," please delete the table row for Joseph O'Boyle in the entirety and replace with the following:

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Officers
Joseph B. O'Boyle (55) 1 Corporate Way Lansing, MI 48951

Acting Chief Compliance Officer
(5/2018 to present)

Acting Anti-Money Laundering Officer
(5/2018 to present)

Vice President
(1/2018 to 5/2018)

Chief Compliance Officer
(5/2012 to 1/2018)

Anti-Money Laundering Officer
(12/2015 to 1/2018)

Principal Occupation(s) During Past 5 Years:
Acting Chief Compliance Officer of JNAM (5/2018 to present); Vice President of JNAM (8/2015 to present); Chief Compliance Officer and Anti-Money Laundering Officer of an investment company advised by PPM America, Inc. (2/2018 to present); Chief Compliance Officer of Curian Series Trust (5/2012 to 2/2016)

On pages 127, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," after the heading "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," for the JNL/PPM America Long Short Credit Fund please delete the tables in the entirety and replace with the following, which reflects information as of May 30, 2018:

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Anthony Balestrieri	9	$7,486	21	$15,089	16	$9,221
Michael T. Kennedy	2	$1,243	3	$269	2	$2,644
Adam Spielman	0	$0	0	$0	0	$0
Scott Richards	3	$3,833	2	$1,980	1	$38
Mark Redfearn	2	$1,243	5	$5,165	2	$2,644

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Anthony Balestrieri	0	$0	0	$0	7	$18,864
Michael T. Kennedy	0	$0	0	$0	1	$9,512
Adam Spielman	0	$0	0	$0	0	$0
Scott Richards	0	$0	0	$0	0	$0
Mark Redfearn	0	$0	0	$0	1	$9,512

On pages 128, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," after the heading "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," for JNL/PPM America Long Short Credit Fund please delete the table in the entirety and replace with the following, which reflects information as of May 30, 2018:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Anthony Balestrieri	X
Michael T. Kennedy	X
Adam Spielman	X
Scott Richards	X
Mark Redfearn	X

This supplement is dated June 6, 2018.